UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Liebau Asset Management Co., LLC
Address: 301 E. Colorado Blvd.
	   Suite 810
	   Pasadena, CA 91101
13F File Number:	 28-12058
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood That all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Fred Aguilera
Title: 	Trader & Director of Opr.
Phone:  626-795-5200
Signature,
Fred Aguilera 	Pasadena, Ca 	February 2,2009
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:   55
Form 13F Information Table Value Total:   94001 (x1000)

List of Other Included Managers:


No.  13F File Number 	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579y101     2615    45440 SH       SOLE                    43790              1650
ABBOTT LABORATORIES            COM              002824100      256     4800 SH       SOLE                     4800
AGILENT TECHNOLOGIES INC       COM              00846u101      896    57350 SH       SOLE                    55475              1875
ALEXANDER & BALDWIN INC        COM              014482103      888    35440 SH       SOLE                    34040              1400
AMERICAN EXPRESS COMPANY       COM              025816109     1159    62504 SH       SOLE                    62104               400
APACHE CORP                    COM              037411105      410     5495 SH       SOLE                     4270              1225
APPLIED MATERIALS INC          COM              038222105      955    94235 SH       SOLE                    91110              3125
AT&T INC COM                   COM              00206r102     1474    51712 SH       SOLE                    51712
AUTODESK INC                   COM              052769106      589    30000 SH       SOLE                    30000
AUTOMATIC DATA PROCESSING INC  COM              053015103     1594    40520 SH       SOLE                    39820               700
BERKSHIRE HATHAWAY B           COM              084670207     2500      778 SH       SOLE                      765                13
BOEING CO                      COM              097023105     1157    27112 SH       SOLE                    26262               850
BOSWELL JG CO COM              COM              101205102      226      531 SH       SOLE                                        531
CATERPILLAR INC                COM              149123101     1251    28015 SH       SOLE                    27415               600
CHEVRON CORP                   COM              166764100     5406    73077 SH       SOLE                    73077
CHUBB CORP                     COM              171232101     2711    53150 SH       SOLE                    50500              2650
COCA COLA CO                   COM              191216100     2468    54525 SH       SOLE                    52475              2050
CONOCOPHILLIPS                 COM              20825c104     2234    43137 SH       SOLE                    42887               250
COSTCO WHOLESALE CORP          COM              22160k105     2297    43749 SH       SOLE                    42949               800
DEERE & CO                     COM              244199105     1799    46959 SH       SOLE                    46059               900
DOMINION RESOURCES             COM              25746u109      321     8960 SH       SOLE                     6110              2850
E I DU PONT DE NEMOURS & CO    COM              263534109     1755    69385 SH       SOLE                    66885              2500
ELI LILLY & CO                 COM              532457108     3397    84360 SH       SOLE                    81360              3000
EMERSON ELECTRIC CO            COM              291011104     1777    48527 SH       SOLE                    46927              1600
ESTEE LAUDER COMPANIES INC CL  COM              518439104     1412    45620 SH       SOLE                    44270              1350
EXELON CORP                    COM              30161n101      201     3609 SH       SOLE                     2259              1350
EXXON MOBIL CORP               COM              30231g102     4483    56159 SH       SOLE                    55409               750
FEDEX CORP                     COM              31428x106     1570    24472 SH       SOLE                    23972               500
GENERAL ELECTRIC CO            COM              369604103     2418   149248 SH       SOLE                   147998              1250
HEWLETT PACKARD CO             COM              428236103      234     6450 SH       SOLE                     6450
HOME DEPOT INC                 COM              437076102     1046    45430 SH       SOLE                    45430
INTEL CORP                     COM              458140100     2209   150658 SH       SOLE                   147508              3150
INTERNATIONAL BUSINESS MACHINE COM              459200101     1839    21850 SH       SOLE                    21650               200
INTUIT INC                     COM              461202103     1137    47801 SH       SOLE                    47251               550
JOHNSON & JOHNSON              COM              478160104     2595    43372 SH       SOLE                    42122              1250
JPMORGAN CHASE & CO            COM              46625h100      222     7050 SH       SOLE                     7050
KELLOGG CO                     COM              487836108     1949    44455 SH       SOLE                    42655              1800
MARRIOTT INTERNATIONAL INC NEW COM              571903202     1171    60225 SH       SOLE                    60225
MEDTRONIC INC                  COM              585055106     2290    72876 SH       SOLE                    70276              2600
MICROSOFT CORP                 COM              594918104     3177   163427 SH       SOLE                   158727              4700
NEWS CORP CL A                 COM              65248e104     1119   123070 SH       SOLE                   120620              2450
NOBLE ENERGY INC               COM              655044105     1996    40550 SH       SOLE                    39750               800
NORDSTROM INC                  COM              655664100      400    30086 SH       SOLE                    30086
NOVARTIS AG                    COM              66987v109     1877    37712 SH       SOLE                    37312               400
PROCTER & GAMBLE CO            COM              742718109     3998    64678 SH       SOLE                    63078              1600
SCHLUMBERGER LTD               COM              806857108     1728    40812 SH       SOLE                    40112               700
SIEMENS A G SPONSORED ADR      COM              826197501     1339    17675 SH       SOLE                    17475               200
SIGMA-ALDRICH CORP             COM              826552101     1404    33240 SH       SOLE                    32640               600
SONY CORP-ADR NEW              COM              835699307      806    36875 SH       SOLE                    36475               400
STATE STREET CORP              COM              857477103     1161    29515 SH       SOLE                    27965              1550
SYSCO CORP                     COM              871829107     1589    69270 SH       SOLE                    66620              2650
WAL-MART STORES INC            COM              931142103     3807    67908 SH       SOLE                    65208              2700
WALT DISNEY CO HOLDING CO      COM              254687106     2000    88155 SH       SOLE                    86455              1700
WASHINGTON POST CO-CL B        COM              939640108      970     2485 SH       SOLE                     2440                45
WELLS FARGO & CO               COM              949746101     1717    58259 SH       SOLE                    55909              2350
Report Summary		     55 Data Records    (X1000)    94001 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED